PENSION AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Defined Benefit Plans Disclosure
The following tables summarize the balance sheet impact, including the benefit obligations, assets, and funded status associated with the Company's significant pension and other postretirement benefit plans:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$13,290	$17,391	$4,400	$6,999
Service cost	29	86	11	19
Interest cost	645	380	200	103
Plan amendments	—	—	—	—
Actuarial (gains) losses[1]	337	(3,135)	191	(1,929)
Benefits paid	(1,509)	(1,421)	(250)	(261)
Settlements and curtailments	—	(13)	—	—
Foreign currency translation	—	—	165	(533)
Other	—	2	1	2
Benefit obligation at end of year	12,792	13,290	4,718	4,400
Change in plan assets
Fair value of plan assets at beginning of year	17,005	20,560	5,304	8,396
Actual return on plan assets	1,070	(2,161)	267	(2,187)
Company contributions	28	37	22	17
Benefits paid	(1,509)	(1,421)	(250)	(261)
Settlements and curtailments	—	(13)	—	—
Foreign currency translation	—	—	205	(664)
Other	—	3	1	3
Fair value of plan assets at end of year	16,594	17,005	5,549	5,304
Funded status of plans	$3,802	$3,715	$831	$904
Amounts recognized in the Consolidated Balance Sheet consist of
Prepaid pension benefit cost[2]	$4,052	$3,970	$1,335	$1,356
Accrued pension liabilities—current[3]	(26)	(28)	(15)	(14)
Accrued pension liabilities—noncurrent[4]	(224)	(227)	(489)	(438)
Net amount recognized	$3,802	$3,715	$831	$904

1
The actuarial losses incurred in 2023 related to the Company's U.S. plans are primarily the result of a decrease in the discount rate assumption, as well as changes in demographic experience and demographic assumptions used to estimate the benefit obligations as of December 31, 2023, compared to December 31, 2022. Actuarial losses incurred in 2023 related to the Company's non-U.S. plans are primarily the result of a decrease in the discount rate assumption, partially offset by inflation related assumptions used to estimate the benefit obligations as of December 31, 2023, compared to December 31, 2022. Actuarial gains incurred in 2022 related to the Company's U.S. plans are primarily the result of an increase in the discount rate assumption, partially offset by changes in demographic experience and demographic assumptions used to estimate the benefit obligations as of December 31, 2022, compared to December 31, 2021. Actuarial gains incurred in 2022 related to the Company's non-U.S. plans are primarily the result of an increase in the discount rate assumption, partially offset by inflation related assumptions used to estimate the benefit obligations as of December 31, 2022, compared to December 31, 2021.

2	Included in Other assets in the Consolidated Balance Sheet.
3	Included in Accrued liabilities in the Consolidated Balance Sheet.
4	Included in Other liabilities in the Consolidated Balance Sheet.

	Other Postretirement Benefits
	2023	2022
Change in benefit obligation
Benefit obligation at beginning of year	$133	$196
Service cost	—	—
Interest cost	6	5
Plan amendments	—	—
Actuarial (gains) losses	3	(54)
Benefits paid	(26)	(14)
Benefit obligation at end of year	116	133
Change in plan assets
Fair value of plan assets at beginning of year	—	—
Actual return on plan assets	—	—
Company contributions	—	—
Benefits paid	—	—
Fair value of plan assets at end of year	—	—
Funded status of plans	$(116)	$(133)
Amounts recognized in the Consolidated Balance Sheet consist of
Accrued liabilities	$(12)	$(21)
Postretirement benefit obligations other than pensions[1]	(104)	(112)
Net amount recognized	$(116)	$(133)

1	Excludes non-U.S. plan of $30 million and $34 million as of December 31, 2023, and 2022, respectively.

Other Changes in Plan Assets Recognized in Other Comprehensive Income
Amounts recognized in Accumulated other comprehensive (income) loss associated with the Company's significant pension and other postretirement benefit plans at December 31, 2023, and 2022, are as follows:

	Pension Benefits
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Prior service (credit) cost	$(7)	$(50)	$18	$18
Net actuarial (gain) loss	1,191	814	422	360
Net amount recognized	$1,184	$764	$440	$378

	Other Postretirement Benefits
	2023	2022
Prior service (credit) cost	$(30)	$(50)
Net actuarial (gain) loss	(68)	(84)
Net amount recognized	$(98)	$(134)

Net Periodic Benefit Cost
Net periodic benefit (income) cost and other amounts recognized in Other comprehensive (income) loss for the Company's significant pension and other postretirement benefit plans include the following components:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Service cost	$29	$86	$105	$11	$19	$26
Interest cost	645	380	306	200	103	77
Expected return on plan assets	(1,111)	(1,281)	(1,220)	(274)	(278)	(348)
Amortization of prior service (credit) cost	(42)	(42)	(42)	—	—	—
Recognition of actuarial (gains) losses	—	(14)	31	153	537	9
Settlements and curtailments	—	(2)	—	—	—	—
Net periodic benefit (income) cost	$(479)	$(873)	$(820)	$90	$381	$(236)

	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Actuarial (gains) losses	$378	$307	$(14)	$198	$294	$(221)
Prior service (credit) cost	—	—	—	—	—	(3)
Prior service credit recognized during year	42	43	43	—	(1)	(1)
Actuarial (gains) losses recognized during year	—	15	—	(153)	(537)	(9)
Foreign currency translation	—	—	—	17	204	(1)
Total recognized in Other comprehensive (income) loss	$420	$365	$29	$62	$(40)	$(235)
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$(59)	$(508)	$(791)	$152	$341	$(471)

	Other Postretirement Benefits
	Years Ended December 31,
	2023	2022	2021
Service cost	$—	$—	$—
Interest cost	6	5	5
Amortization of prior service (credit) cost	(20)	(42)	(74)
Recognition of actuarial (gains) losses	(13)	(4)	(2)
Net periodic benefit (income) cost	$(27)	$(41)	$(71)

	Years Ended December 31,
	2023	2022	2021
Actuarial (gains) losses	$3	$(54)	$(8)
Prior service (credit) cost	—	—	—
Prior service credit recognized during year	20	42	74
Actuarial (gains) losses recognized during year	13	4	2
Total recognized in other comprehensive (income) loss	36	(8)	68
Total recognized in net periodic benefit (income) cost and Other comprehensive (income) loss	$9	$(49)	$(3)

Assumptions Used in Calculations
Major actuarial assumptions used in determining the benefit obligations and net periodic benefit (income) cost for the Company's significant benefit plans are presented in the following table as weighted averages:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2023	2022	2021	2023	2022	2021
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	4.97%	5.17%	2.87%	4.15%	4.50%	1.79%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.68%	2.69%	2.56%
Actuarial assumptions used to determine net periodic benefit (income) cost for years ended December 31
Discount rate—benefit obligation	5.17%	2.87%	2.50%	4.49%	1.77%	1.24%
Discount rate—service cost	5.26%	2.98%	2.68%	3.81%	1.48%	1.00%
Discount rate—interest cost	5.07%	2.26%	1.76%	4.56%	1.59%	1.00%
Expected rate of return on plan assets	6.75%	6.40%	6.15%	5.15%	3.61%	4.03%
Expected annual rate of compensation increase	3.25%	3.25%	3.25%	2.68%	2.56%	2.43%

	Other Postretirement Benefits
	2023	2022	2021
Actuarial assumptions used to determine benefit obligations as of December 31
Discount rate	5.00%	5.32%	2.66%
Actuarial assumptions used to determine net periodic benefit cost for years ended December 31
Discount rate	5.32%	2.66%	2.20%

Accumulated Benefit Obligations in Excess of Plan Assets
The following amounts relate to the Company's significant pension plans with accumulated benefit obligations exceeding the fair value of plan assets:

	December 31,
	U.S. Plans		Non-U.S. Plans
	2023	2022	2023	2022
Projected benefit obligation	$251	$255	$753	$682
Accumulated benefit obligation	249	253	736	664
Fair value of plan assets	—	—	249	230

Fair Value of Plan Assets
The fair values of both the Company's U.S. and non-U.S. pension plans assets by asset category are as follows:

	U.S. Plans
	December 31, 2023
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,049	$3,049	$—	$—
U.S. equities	—	—	—	—
Fixed income
Short-term investments	2,942	283	2,659	—
Government securities	532	—	532	—
Corporate bonds	5,733	—	5,733	—
Mortgage/Asset-backed securities	676	—	676	—
Insurance contracts	7	—	7	—
Direct investments
Direct private investments	1,293	—	—	1,293
Real estate properties	977	—	—	977
Total	$15,209	$3,332	$9,607	$2,270
Investments measured at NAV
Private funds	1,265
Real estate funds	8
Commingled funds	112
Total assets at fair value	$16,594

	U.S. Plans
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Equities
Honeywell common stock	$3,336	$3,336	$—	$—
U.S. equities	6	6	—	—
Fixed income
Short-term investments	855	855	—	—
Government securities	1,492	—	1,492	—
Corporate bonds	6,632	—	6,632	—
Mortgage/Asset-backed securities	1,119	—	1,119	—
Insurance contracts	8	—	8	—
Direct investments
Direct private investments	1,284	—	—	1,284
Real estate properties	1,005	—	—	1,005
Total	$15,737	$4,197	$9,251	$2,289
Investments measured at NAV
Private funds	1,258
Real estate funds	10
Commingled funds	—
Total assets at fair value	$17,005

	Non-U.S. Plans
	December 31, 2023
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$195	$—	$195	$—
Non-U.S. equities	365	—	365	—
Fixed income
Short-term investments	387	168	219	—
Government securities	1,635	—	1,635	—
Corporate bonds	1,103	—	1,103	—
Mortgage/Asset-backed securities	10	—	10	—
Insurance contracts	108	—	108	—
Insurance buy-in contracts	1,605	—	—	1,605
Investments in private funds
Private funds	115	—	41	74
Real estate funds	16	—	—	16
Total	$5,539	$168	$3,676	$1,695
Investments measured at NAV
Private funds	8
Real estate funds	2
Total assets at fair value	$5,549

	Non-U.S. Plans
	December 31, 2022
	Total	Level 1	Level 2	Level 3
Equities
U.S. equities	$144	$2	$142	$—
Non-U.S. equities	374	—	374	—
Fixed income
Short-term investments	341	341	—	—
Government securities	2,045	—	2,045	—
Corporate bonds	1,031	—	1,031	—
Mortgage/Asset-backed securities	31	—	31	—
Insurance contracts	115	—	115	—
Insurance buy-in contracts	950	—	—	950
Investments in private funds
Private funds	90	—	54	36
Real estate funds	130	—	—	130
Total	$5,251	$343	$3,792	$1,116
Investments measured at NAV
Private funds	10
Real estate funds	43
Total assets at fair value	$5,304

Changes in Fair Value of Level 3 Plan Assets
The following table summarizes changes in the fair value of level 3 assets for both U.S. and non-U.S. plans:

	U.S. Plans		Non-U.S. Plans
	Direct Private Investments	Real Estate Properties	Private Funds	Real Estate Funds	Insurance Buy-in Contracts
Balance at December 31, 2021	$1,336	$843	$33	$163	$691
Actual return on plan assets
Relating to assets still held at year-end	(66)	88	11	(33)	(477)
Relating to assets sold during the year	98	(24)	—	1	—
Purchases	75	148	—	—	736
Sales and settlements	(159)	(50)	(8)	(1)	—
Balance at December 31, 2022	1,284	1,005	36	130	950
Actual return on plan assets
Relating to assets still held at year-end	(34)	(115)	3	—	68
Relating to assets sold during the year	159	—	1	(3)	—
Purchases	131	88	39	—	587
Sales and settlements	(247)	(1)	(5)	(111)	—
Balance at December 31, 2023	$1,293	$977	$74	$16	$1,605

Estimated Future Benefit Payments
Benefit payments, including amounts to be paid from Company assets, and reflecting expected future service, as appropriate, are expected to be paid as follows:

	U.S. Plans	Non-U.S. Plans
2024	$1,094	$257
2025	1,077	253
2026	1,062	260
2027	1,044	266
2028	1,022	268
2029-2033	4,699	1,270

Assumed Health Care Cost Trend Rates

	December 31,
	2023	2022
Assumed health care cost trend rate
Health care cost trend rate assumed for next year	7.00%	7.50%
Rate that the cost trend rate gradually declines to	5.00%	5.00%
Year that the rate reaches the rate it is assumed to remain at	2031	2031

Schedule Of Benefit Payments Reflecting Expected Future Service
Benefit payments reflecting expected future service, as appropriate, are expected to be paid as follows:

	Without Impact of Medicare Subsidy	Net of Medicare Subsidy
2024	$13	$12
2025	12	12
2026	12	11
2027	11	11
2028	11	10
2029-2033	46	44